Interest in Master Trust (Details) - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	$ 4,618,678,694	$ 4,099,782,180
Fully benefit- responsive investment contracts at contract value	325,106,396	356,246,782
Total investments	4,943,785,090	4,456,028,962
EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	163,881,453	100,007,285
Fully benefit- responsive investment contracts at contract value	1,113,669	767,542
Total investments	164,995,122	100,774,827
Money market accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	7,992,157	12,508,330
Money market accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	30,108	29,435
Common stock | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	490,869,721	418,306,585
Common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	3,239,690	1,674,338
Common trust funds | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	4,053,955,347	3,619,444,179
Common trust funds | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	159,335,199	97,727,765
Brokerage accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	65,861,469	49,523,086
Brokerage accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	$ 1,276,456	$ 575,747